HEDGE ACCOUNTING - Financial instruments for hedging - liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Liabilities	$ 217,566	$ 3,568
Forward contracts
Disclosure of financial liabilities [line items]
Liabilities	204,202	1,553
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Liabilities	204,202	1,416
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Liabilities		137
Swap
Disclosure of financial liabilities [line items]
Liabilities	13,364	2,015
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Liabilities	$ 13,364	$ 2,015